Legal Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Legal Contingencies
Legal Contingencies
ASML is party to various legal proceedings generally incidental to our business. ASML also faces exposures from other actual or potential claims and legal proceedings. In addition, ASML’s customers may be subject to claims of infringement from third parties alleging that the ASML equipment used by those customers in the manufacture of semiconductor products, and/or the methods relating to use of the ASML equipment, infringes one or more patents issued to those third parties. If these claims were successful, ASML could be required to indemnify such customers for some or all of the losses incurred or damages assessed against them as a result of that infringement.
We accrue for legal costs related to litigation and legal proceedings in our Consolidated Statements of Operations at the time when the related legal services are actually provided to ASML.
In 2016, EUR 8.4 million estimated losses were recorded as a charge to our Consolidated Statements of Operations (2015: EUR 0.1 million and 2014: EUR 12.9 million).
From late 2001 through 2004, ASML was a party to a series of civil litigation and administrative proceedings in which Nikon alleged ASML’s infringement of Nikon patents generally relating to lithography. ASML in turn filed claims against Nikon. Pursuant to agreements executed on December 10, 2004, ASML and Nikon agreed to settle all pending worldwide patent litigation between the companies. The settlement included an exchange of releases, a patent cross-license agreement related to lithography equipment used to manufacture semiconductor devices, and payments to Nikon by ASML. Under the Nikon Cross-License Agreement, ASML and Nikon granted to each other a non-exclusive license for use in the manufacture, sale, and use of lithography equipment, under their respective patents.  The license granted relating to many of the patents of each party was perpetual, but the license relating to certain other of the patents expired at the end of 2009.  Each party had the right to select a limited number of the other party's patents where the license for such patents expired in 2009 to be subject to a permanent covenant not to sue in respect of patent infringement claims. In October 2016, the Patent Selection was completed.
In addition, the Nikon Cross-License Agreement provided that following the termination of some of the licenses granted in the Nikon Cross-License Agreement on December 31, 2009, there would be a standstill period during which the parties agreed not to bring patent infringement suits against each other.  This standstill period ran from January 1, 2010 through December 31, 2014. Damages resulting from claims for patent infringement occurring during the Cross-License Transition Period are limited to three percent of the net sales price of applicable licensed products including optical components.
Accordingly, from January 1, 2015, both Nikon and we are no longer prohibited under the agreement from bringing claims against each other on the basis of infringement of patents subject to the Nikon Cross-License Agreement, other than perpetually licensed patents. In addition, as described above, the Patent Selection was completed in October 2016. Therefore, there is now a defined group of patents owned by each party for which the license granted to the other party has expired.
If Nikon files suit against us alleging patent infringement, we may incur substantial legal fees and expenses, and we may not prevail. Similarly, if we file suit against Nikon alleging patent infringement, we may incur substantial legal fees and expenses, and we may not prevail. Patent litigation is complex and may extend for a protracted period of time, giving rise to the potential for both substantial costs and diverting the attention of key management and technical personnel. Potential adverse outcomes from patent litigation may include, without limitation, payment of significant monetary damages, injunctive relief prohibiting the sale of products, and/or settlement involving significant costs to be paid by us, any of which may have a material adverse effect on our business, financial condition and/or results of operations. We are unable to predict at this time whether any such patent suit will in fact materialize, or, if so, what its outcome might be.